Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.6%
Atacadao SA	15,561	$29,398
B3 SA - Brasil Bolsa Balcao	135,618	276,355
Banco Bradesco SA	34,889	76,078
Banco do Brasil SA	40,530	209,331
BRF SA(a)	13,860	49,043
CCR SA	24,948	57,204
Energisa SA	6,132	53,380
Equatorial Energia SA	24,675	137,358
Equatorial Energia SA, NVS(a)	343	1,909
Hapvida Participacoes e Investimentos SA(a)(b)	117,642	89,393
Klabin SA	18,824	72,845
Localiza Rent a Car SA	22,449	182,682
Lojas Renner SA	24,360	60,866
Natura & Co. Holding SA	21,672	61,290
Raia Drogasil SA	30,544	145,830
Rede D'Or Sao Luiz SA(b)	13,944	72,921
Rumo SA	30,534	114,614
Sendas Distribuidora SA(a)	32,319	74,967
Telefonica Brasil SA	9,639	79,485
TIM SA/Brazil	18,005	54,383
TOTVS SA	12,999	71,099
		1,970,431
Chile — 0.7%
Banco de Chile	1,079,652	128,193
Banco de Credito e Inversiones SA	1,801	51,106
Banco Santander Chile	1,596,734	75,575
Cencosud SA	29,841	56,037
Empresas CMPC SA	25,326	52,999
Falabella SA(a)	20,391	61,772
Latam Airlines Group SA	4,328,696	58,234
		483,916
China — 21.8%
37 Interactive Entertainment Network Technology Group
Co. Ltd., Class A	4,200	8,397
AAC Technologies Holdings Inc.	10,500	32,428
Agricultural Bank of China Ltd., Class A	121,800	73,576
Agricultural Bank of China Ltd., Class H	651,000	272,919
AIMA Technology Group Co. Ltd.	2,100	10,012
Air China Ltd., Class A(a)	18,900	19,421
Alibaba Health Information Technology Ltd.(a)	126,000	53,109
BAIC BluePark New Energy Technology Co. Ltd.(a)	6,300	6,408
Bank of China Ltd., Class A	54,600	33,370
Bank of China Ltd., Class H	1,890,000	895,941
Bank of Communications Co. Ltd., Class A	56,700	55,004
Bank of Communications Co. Ltd., Class H	210,000	158,500
Bank of Ningbo Co.Ltd., Class A	10,500	35,754
Bank of Suzhou Co. Ltd.	4,200	4,625
BeiGene Ltd.(a)	16,215	183,602
Beijing Enterprises Water Group Ltd.	84,000	26,832
Beijing Kingsoft Office Software Inc., Class A	478	17,062
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.,
Class A	2,100	4,260
Beijing Tongrentang Co. Ltd., Class A	2,100	12,882
Bilibili Inc.(a)	5,460	78,942
BOC Aviation Ltd.(b)	4,200	31,199
Bosideng International Holdings Ltd.	84,000	48,604
China CITIC Bank Corp. Ltd., Class H	210,000	128,438
China Construction Bank Corp., Class A	16,800	16,277
China Construction Bank Corp., Class H	2,289,000	1,624,558
China Everbright Bank Co. Ltd., Class A	65,100	29,018
Security	Shares	Value

China (continued)
China Everbright Bank Co. Ltd., Class H	84,000	$27,014
China Feihe Ltd.(b)	84,000	41,689
China International Capital Corp. Ltd., Class A	4,200	18,257
China International Capital Corp. Ltd., Class H(b)	42,000	50,138
China Jushi Co. Ltd., Class A	6,471	10,196
China Life Insurance Co. Ltd., Class A	2,100	9,060
China Life Insurance Co. Ltd., Class H	189,000	269,344
China Literature Ltd.(a)(b)	12,600	42,546
China Mengniu Dairy Co. Ltd.	70,000	129,082
China Merchants Shekou Industrial Zone Holdings Co.
Ltd., Class A	10,500	13,931
China Minsheng Banking Corp. Ltd., Class A	51,376	27,651
China Minsheng Banking Corp. Ltd., Class H	157,500	59,662
China Overseas Land & Investment Ltd.	84,000	159,185
China Pacific Insurance Group Co. Ltd., Class A	10,500	41,594
China Pacific Insurance Group Co. Ltd., Class H	63,000	165,170
China Railway Signal & Communication Corp. Ltd.,
Class A	12,800	9,671
China Resources Land Ltd.	74,500	271,870
China Resources Mixc Lifestyle Services Ltd.(b)	16,800	58,735
China Resources Pharmaceutical Group Ltd.(b)	42,000	31,152
China Ruyi Holdings Ltd.(a)	168,000	46,067
China Southern Airlines Co. Ltd., Class A(a)	17,700	14,320
China Tourism Group Duty Free Corp. Ltd.(b)	2,100	16,802
China Tourism Group Duty Free Corp. Ltd., Class A	4,200	41,133
China Vanke Co. Ltd., Class A	14,700	16,679
China Vanke Co. Ltd., Class H(c)	50,400	34,775
China Zheshang Bank Co. Ltd., Class A	29,820	12,240
Chongqing Zhifei Biological Products Co. Ltd., Class A	4,200	18,969
Chow Tai Fook Jewellery Group Ltd.(c)	50,400	64,936
CITIC Securities Co. Ltd., Class A	16,800	43,125
CITIC Securities Co. Ltd., Class H	42,000	65,406
Contemporary Amperex Technology Co. Ltd., Class A	5,380	146,078
CSC Financial Co. Ltd., Class A	6,300	18,347
CSPC Innovation Pharmaceutical Co. Ltd.	2,520	10,838
CSPC Pharmaceutical Group Ltd.	210,000	178,536
Far East Horizon Ltd.	42,000	33,727
Flat Glass Group Co. Ltd., Class A	8,400	28,554
Foxconn Industrial Internet Co.Ltd., Class A	18,900	59,441
Ganfeng Lithium Group Co. Ltd., Class A	4,200	19,434
Ganfeng Lithium Group Co. Ltd., Class H(b)(c)	8,400	23,307
Genscript Biotech Corp.(a)	18,000	23,142
Great Wall Motor Co. Ltd.	4,200	15,016
Great Wall Motor Co. Ltd., Class H	52,500	90,883
Guangzhou Baiyunshan Pharmaceutical Holdings Co.
Ltd., Class A	2,124	9,179
Guotai Junan Securities Co. Ltd., Class A	10,500	20,160
Guoyuan Securities Co. Ltd., Class A	8,400	7,425
H World Group Ltd., ADR	4,998	186,076
Haitian International Holdings Ltd.	21,000	64,411
Haitong Securities Co. Ltd., Class A	12,600	14,397
Haitong Securities Co. Ltd., Class H	75,600	37,244
Hangzhou Robam Appliances Co. Ltd., Class A	2,100	6,948
Hansoh Pharmaceutical Group Co. Ltd.(b)	42,000	86,381
Hengan International Group Co. Ltd.	10,500	36,654
Hengdian Group DMEGC Magnetics Co. Ltd.	4,200	8,022
Huadong Medicine Co. Ltd., Class A	2,100	9,125
Huatai Securities Co. Ltd., Class A	10,500	19,642
Huatai Securities Co. Ltd., Class H(b)	33,600	38,341
Huaxia Bank Co. Ltd., Class A	18,900	17,917
Hundsun Technologies Inc., Class A	4,578	12,666
Hygeia Healthcare Holdings Co. Ltd.(b)	8,400	35,242

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Industrial & Commercial Bank of China Ltd., Class A	88,200	$65,902
Industrial & Commercial Bank of China Ltd., Class H	1,554,000	880,399
Industrial Bank Co. Ltd., Class A	29,400	72,386
Industrial Securities Co. Ltd., Class A	12,660	9,351
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	10,500	40,955
Innovent Biologics Inc.(a)(b)	31,500	142,565
JD Health International Inc.(a)(b)	27,300	91,817
JD.com Inc.	55,650	824,929
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	8,400	48,953
Joincare Pharmaceutical Group Industry Co. Ltd.,
Class A	4,200	7,203
Kanzhun Ltd., ADR	6,279	133,429
KE Holdings Inc., ADR	15,561	264,070
Kingdee International Software Group Co. Ltd.(a)	63,000	64,869
Kingnet Network Co. Ltd.	4,200	6,284
Kingsoft Corp. Ltd.	21,000	67,417
Kuaishou Technology(a)(b)	56,700	404,871
Li Auto Inc.(a)	29,438	297,923
Lingyi iTech Guangdong Co., Class A	12,600	8,563
Longfor Group Holdings Ltd.(b)	42,000	66,641
Meituan, Class B(a)(b)	119,700	1,631,053
Midea Group Co. Ltd., Class A	4,200	37,439
MINISO Group Holding Ltd.	8,028	45,318
NetEase Inc.	46,275	822,944
Nongfu Spring Co. Ltd., Class H(b)	46,200	245,995
Orient Securities Co. Ltd., Class A	10,900	12,141
Pharmaron Beijing Co. Ltd., Class A	2,900	8,243
Ping An Bank Co. Ltd., Class A	29,400	44,925
Ping An Insurance Group Co. of China Ltd., Class A	16,800	99,651
Ping An Insurance Group Co. of China Ltd., Class H	157,500	801,087
Pop Mart International Group Ltd.(b)	12,600	60,122
Postal Savings Bank of China Co. Ltd., Class A	44,100	30,509
Postal Savings Bank of China Co. Ltd., Class H(b)	189,000	106,982
SF Holding Co. Ltd., Class A	6,300	31,930
Shandong Weigao Group Medical Polymer Co. Ltd.,
Class H	58,800	34,286
Shanghai Electric Group Co. Ltd., Class A(a)	19,383	11,238
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	4,200	13,391
Shanghai M&G Stationery Inc., Class A	2,100	10,286
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,200	10,491
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	16,800	24,943
Shanghai Pudong Development Bank Co. Ltd., Class A	39,900	45,804
Shanghai Putailai New Energy Technology Co. Ltd.,
Class A	4,830	10,852
Shanghai Rural Commercial Bank Co. Ltd.	16,099	17,494
Shenzhen Inovance Technology Co. Ltd., Class A	2,150	17,138
Shenzhen Mindray Bio-Medical Electronics Co. Ltd.,
Class A	2,100	83,819
Shenzhen New Industries Biomedical Engineering Co.
Ltd., Class A	2,100	21,888
Shenzhou International Group Holdings Ltd.	18,900	190,370
Sino Biopharmaceutical Ltd.	252,000	91,958
Sinopharm Group Co. Ltd., Class H	25,200	68,577
Sungrow Power Supply Co. Ltd., Class A	2,100	28,529
Sunny Optical Technology Group Co. Ltd.	16,800	92,752
Sunwoda Electronic Co. Ltd., Class A	4,200	8,960
SUPCON Technology Co. Ltd.	931	5,474
Tongcheng Travel Holdings Ltd.(a)	33,600	76,930
Topsports International Holdings Ltd.(b)	42,000	27,414
Vipshop Holdings Ltd., ADR	8,862	142,412
Want Want China Holdings Ltd.	105,000	63,238
Western Mining Co. Ltd., Class A	2,100	5,383
Security	Shares	Value

China (continued)
Will Semiconductor Co. Ltd. Shanghai, Class A	2,100	$27,152
WuXi AppTec Co. Ltd., Class A	4,260	24,611
WuXi AppTec Co. Ltd., Class H(b)	6,340	27,686
Wuxi Biologics Cayman Inc.(a)(b)	84,000	120,518
Xinyi Solar Holdings Ltd.	126,000	83,379
XPeng Inc., Class A(a)	29,936	124,207
Yadea Group Holdings Ltd.(b)	20,000	31,999
Yonyou Network Technology Co. Ltd., Class A(a)	6,300	9,766
Yum China Holdings Inc.	9,408	336,430
Yunnan Baiyao Group Co. Ltd., Class A	2,640	19,205
Zhejiang Expressway Co. Ltd., Class H	56,440	36,854
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	10,500	38,390
Zoomlion Heavy Industry Science and Technology Co.
Ltd., Class A	10,500	11,614
		16,400,974
Colombia — 0.1%
Bancolombia SA	6,037	56,099
Interconexion Electrica SA ESP	9,744	48,275
		104,374
Czech Republic — 0.1%
Komercni Banka AS	1,806	61,880
Moneta Money Bank AS(b)	6,678	29,248
		91,128
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	32,770	54,212

Greece — 0.8%
Alpha Services and Holdings SA(a)	53,189	89,887
Eurobank Ergasias Services and Holdings SA, Class A(a)	61,438	134,126
Hellenic Telecommunications Organization SA	4,455	65,101
Jumbo SA	2,752	78,832
National Bank of Greece SA(a)	18,383	159,173
Piraeus Financial Holdings SA(a)	25,515	100,237
		627,356
Hungary — 0.5%
OTP Bank Nyrt	5,418	261,637
Richter Gedeon Nyrt	3,255	82,478
		344,115
India — 19.2%
ABB India Ltd.	1,260	125,540
Adani Green Energy Ltd.(a)	7,497	171,876
Ashok Leyland Ltd.	35,154	94,492
Asian Paints Ltd.	9,135	315,926
Astral Ltd.	3,276	82,403
AU Small Finance Bank Ltd.(b)	9,114	71,435
Axis Bank Ltd.	49,356	688,082
Bajaj Auto Ltd.	1,621	176,545
Bajaj Finance Ltd.	6,636	532,749
Balkrishna Industries Ltd.	1,869	68,407
Bandhan Bank Ltd.(b)	18,729	42,324
Bank of Baroda	25,011	79,588
Britannia Industries Ltd.(a)	2,583	160,448
Canara Bank	43,428	61,392
Cholamandalam Investment and Finance Co. Ltd.	10,038	149,439
Cipla Ltd.	12,453	216,321
Colgate-Palmolive India Ltd.	3,234	103,030
DLF Ltd.	17,787	174,229
Eicher Motors Ltd.	3,255	184,754
Havells India Ltd.	5,985	136,741
HCL Technologies Ltd.	22,554	358,561
HDFC Bank Ltd.	67,016	1,231,006

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
HDFC Life Insurance Co. Ltd.(b)	23,184	$152,920
Hero MotoCorp Ltd.	2,877	176,715
Hindustan Unilever Ltd.	19,656	548,595
ICICI Lombard General Insurance Co. Ltd.(b)	5,420	102,820
ICICI Prudential Life Insurance Co. Ltd.(b)	8,531	55,829
IDFC First Bank Ltd.(a)	85,806	78,685
Indian Hotels Co. Ltd., Class A	20,391	136,477
IndusInd Bank Ltd.	7,098	124,446
Info Edge India Ltd.	1,744	119,188
Infosys Ltd.	78,897	1,337,392
Kotak Mahindra Bank Ltd.	26,103	526,343
Macrotech Developers Ltd.	7,132	117,904
Mahindra & Mahindra Ltd.	22,197	666,560
Marico Ltd.	12,390	88,341
Mphasis Ltd.	1,848	50,693
Nestle India Ltd., NVS	8,064	227,577
PI Industries Ltd.	1,743	74,022
Power Grid Corp. of India Ltd.	110,418	410,864
Punjab National Bank	52,248	81,028
SBI Cards & Payment Services Ltd.	7,476	62,082
Shriram Finance Ltd.	6,762	191,019
Siemens Ltd.	2,121	177,305
Sona Blw Precision Forgings Ltd.(b)	9,387	73,340
State Bank of India	42,483	423,277
Supreme Industries Ltd.	1,512	95,832
Suzlon Energy Ltd.(a)	201,071	115,209
Tata Consultancy Services Ltd.	21,462	945,764
Tata Consumer Products Ltd.	13,734	174,709
Tata Elxsi Ltd.	819	68,278
Tech Mahindra Ltd.	12,810	189,311
Thermax Ltd.	543	35,159
Titan Co. Ltd.	8,505	330,940
Torrent Pharmaceuticals Ltd.	2,394	77,423
Trent Ltd.	4,305	235,494
TVS Motor Co. Ltd.	5,754	150,443
Union Bank of India Ltd.	36,225	69,502
Varun Beverages Ltd.	10,836	185,406
Wipro Ltd.	31,248	164,106
Zomato Ltd.(a)	157,671	339,292
		14,405,578
Indonesia — 2.1%
Bank Central Asia Tbk PT	1,310,400	745,581
Bank Negara Indonesia Persero Tbk PT	354,900	96,302
Bank Rakyat Indonesia Persero Tbk PT	1,623,347	435,121
Kalbe Farma Tbk PT	501,900	46,020
Merdeka Copper Gold Tbk PT(a)	247,800	41,203
Telkom Indonesia Persero Tbk PT	1,184,400	211,261
Unilever Indonesia Tbk PT	184,800	35,549
		1,611,037
Kuwait — 1.5%
Gulf Bank KSCP	42,787	35,487
Kuwait Finance House KSCP	243,779	581,091
National Bank of Kuwait SAKP	187,997	525,499
		1,142,077
Malaysia — 2.3%
AMMB Holdings Bhd	54,600	49,329
Axiata Group Bhd	67,200	40,019
CELCOMDIGI Bhd	90,300	73,109
CIMB Group Holdings Bhd	159,600	232,376
Gamuda Bhd	42,000	54,162
Hong Leong Bank Bhd	14,700	60,207
Security	Shares	Value

Malaysia (continued)
IHH Healthcare Bhd	52,500	$69,041
Inari Amertron Bhd	63,000	43,633
Kuala Lumpur Kepong Bhd(c)	12,600	55,899
Malayan Banking Bhd	128,100	270,313
Maxis Bhd	58,799	45,399
MR DIY Group M Bhd(b)(c)	81,900	31,493
Nestle Malaysia Bhd	2,100	56,928
PPB Group Bhd	14,700	46,096
Press Metal Aluminium Holdings Bhd	84,000	99,936
Public Bank Bhd	342,900	298,800
RHB Bank Bhd	35,700	41,673
Sime Darby Bhd	60,900	36,004
Sime Darby Plantation Bhd	50,400	45,534
Telekom Malaysia Bhd	29,400	38,843
		1,688,794
Mexico — 3.3%
America Movil SAB de CV	443,100	410,546
Arca Continental SAB de CV	13,100	133,621
Banco del Bajio SA(b)	18,900	65,311
Coca-Cola Femsa SAB de CV	12,600	117,567
Fibra Uno Administracion SA de CV	69,300	98,927
Gruma SAB de CV, Class B	4,095	79,479
Grupo Aeroportuario del Centro Norte SAB de CV
Class B	6,300	64,313
Grupo Aeroportuario del Pacifico SAB de CV, Class B	8,400	158,049
Grupo Aeroportuario del Sureste SAB de CV, Class B	4,305	144,771
Grupo Financiero Banorte SAB de CV, Class O	60,900	579,226
Kimberly-Clark de Mexico SAB de CV, Class A	37,800	79,292
Orbia Advance Corp. SAB de CV	23,100	37,659
Prologis Property Mexico SA de CV	19,225	78,242
Wal-Mart de Mexico SAB de CV	123,900	465,835
		2,512,838
Peru — 0.4%
Credicorp Ltd.	1,596	263,851

Philippines — 0.3%
BDO Unibank Inc.	56,158	124,753
PLDT Inc.	1,575	39,837
SM Investments Corp.	5,460	81,251
		245,841
Poland — 1.5%
Allegro.eu SA (a)(b)	14,029	134,996
Bank Polska Kasa Opieki SA	4,456	181,494
Budimex SA	294	55,855
CD Projekt SA	1,554	51,504
KGHM Polska Miedz SA	3,276	127,282
LPP SA	24	106,002
mBank SA(a)	357	56,998
Powszechna Kasa Oszczednosci Bank Polski SA	20,937	317,245
Santander Bank Polska SA	861	111,017
		1,142,393
Qatar — 0.7%
Commercial Bank PSQC (The)	78,414	83,467
Ooredoo QPSC	18,795	48,501
Qatar National Bank QPSC	109,704	407,329
		539,297
Russia — 0.0%
Moscow Exchange MICEX-RTS PJSC(a)(d)	12,190	2
Novolipetsk Steel PJSC(a)(d)	15,750	2
PhosAgro PJSC(a)(d)	563	—
PhosAgro PJSC, New(a)(d)	11	—

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Polyus PJSC(a)(d)	329	$—
TCS Group Holding PLC, GDR(a)(d)(e)	1,183	—
VK Co. Ltd.(a)(d)(e)	1,337	—
		4
Saudi Arabia — 3.8%
Al Rajhi Bank	46,557	948,352
Alinma Bank	29,137	238,117
Bank AlBilad	14,646	127,115
Banque Saudi Fransi	14,259	127,696
Co. for Cooperative Insurance (The)	1,701	59,806
Dr Sulaiman Al Habib Medical Services Group Co.	2,079	148,015
Etihad Etisalat Co.	9,030	113,070
Jarir Marketing Co.	14,511	49,345
Mobile Telecommunications Co. Saudi Arabia	9,660	29,103
Nahdi Medical Co.	882	30,929
Riyad Bank	35,175	229,441
Saudi Awwal Bank	23,982	245,228
Saudi Basic Industries Corp.	21,231	431,127
Saudi Investment Bank (The)	13,886	46,334
Savola Group (The)(a)	5,670	65,370
		2,889,048
South Africa — 5.4%
Absa Group Ltd.	20,357	161,653
Anglo American Platinum Ltd.(c)	1,596	52,356
Aspen Pharmacare Holdings Ltd.	8,904	110,138
Bid Corp. Ltd.	7,980	176,652
Bidvest Group Ltd. (The)	8,064	105,431
Capitec Bank Holdings Ltd.	2,079	235,943
Clicks Group Ltd.	5,691	89,325
Discovery Ltd.	12,369	72,225
FirstRand Ltd.	120,120	416,736
Gold Fields Ltd.	21,147	332,831
Kumba Iron Ore Ltd.(c)	1,554	40,557
MTN Group Ltd.	40,677	178,485
Naspers Ltd., Class N	4,242	840,905
Nedbank Group Ltd.	11,088	134,862
NEPI Rockcastle NV	14,091	97,381
Northam Platinum Holdings Ltd.	8,484	58,586
Old Mutual Ltd.	115,059	65,109
Pepkor Holdings Ltd.(b)(c)	46,647	42,403
Remgro Ltd.	11,256	72,324
Sanlam Ltd.	41,517	156,565
Shoprite Holdings Ltd.	11,886	158,032
Standard Bank Group Ltd.	31,920	304,933
Vodacom Group Ltd.	14,049	69,142
Woolworths Holdings Ltd./South Africa	22,323	64,705
		4,037,279
South Korea — 7.6%
Amorepacific Corp.	693	97,345
CJ CheilJedang Corp.	189	47,861
Coway Co. Ltd.	1,239	50,740
DB Insurance Co. Ltd.	1,071	80,269
Doosan Bobcat Inc.	1,260	52,688
Hanjin Kal Corp.	209	9,616
Hanon Systems	1,482	5,370
Hanwha Solutions Corp.	2,688	61,712
HD Hyundai Electric Co. Ltd.	384	83,481
HYBE Co. Ltd.	504	73,131
Hyundai Engineering & Construction Co. Ltd.	1,827	43,840
Industrial Bank of Korea	6,342	63,123
Kakao Corp.	7,455	234,898
Security	Shares	Value

South Korea (continued)
KakaoBank Corp.	4,095	$66,218
KB Financial Group Inc.	9,093	522,759
Korean Air Lines Co. Ltd.	4,263	64,326
Krafton Inc.(a)	693	125,131
KT Corp.	768	20,505
LG H&H Co. Ltd.	231	69,877
Lotte Chemical Corp.	491	40,242
Mirae Asset Securities Co. Ltd.	5,040	26,345
NCSoft Corp.	357	49,297
Netmarble Corp.(a)(b)	630	27,528
NH Investment & Securities Co. Ltd.	2,919	25,925
POSCO Future M Co. Ltd.	735	134,349
Samsung Electro-Mechanics Co. Ltd.	1,344	150,955
Samsung Fire & Marine Insurance Co. Ltd.	714	180,253
Samsung Life Insurance Co. Ltd.	1,890	115,483
Samsung SDI Co. Ltd.	1,323	361,463
Samsung SDS Co. Ltd.	1,011	112,158
Samsung Securities Co. Ltd.	800	20,940
Shinhan Financial Group Co. Ltd.	10,248	351,574
SK Biopharmaceuticals Co. Ltd.(a)	798	49,396
SK Bioscience Co. Ltd.(a)	756	28,301
SK Hynix Inc.	12,936	1,782,429
SK IE Technology Co. Ltd.(a)(b)	756	23,704
SK Square Co. Ltd.(a)	2,310	129,583
SK Telecom Co. Ltd.	1,092	40,297
SKC Co. Ltd.(a)	462	46,791
Woori Financial Group Inc.	14,229	145,951
Yuhan Corp.	1,345	67,195
		5,683,049
Taiwan — 17.9%
Accton Technology Corp.	12,000	187,900
Advantech Co. Ltd.	7,599	83,197
ASE Technology Holding Co. Ltd.	77,000	373,871
AUO Corp.	168,000	92,575
Cathay Financial Holding Co. Ltd.	231,080	402,121
Chailease Holding Co.Ltd.	30,821	145,157
Chang Hwa Commercial Bank Ltd.	150,015	84,452
China Airlines Ltd.	84,000	58,305
China Development Financial Holding Corp.(a)	378,000	165,071
China Steel Corp.	294,000	215,782
Chunghwa Telecom Co. Ltd.	84,000	332,368
Compal Electronics Inc.	126,000	144,691
CTBC Financial Holding Co. Ltd.	420,000	460,181
Delta Electronics Inc.	47,000	473,596
E Ink Holdings Inc.	21,000	142,811
E.Sun Financial Holding Co. Ltd.	337,895	298,805
Eclat Textile Co. Ltd.	3,000	45,014
Eva Airways Corp.	63,000	69,820
Evergreen Marine Corp. Taiwan Ltd.	23,000	149,457
Far Eastern New Century Corp.	63,000	65,780
Far EasTone Telecommunications Co. Ltd.	42,000	108,346
First Financial Holding Co. Ltd.	278,340	236,773
Fubon Financial Holding Co. Ltd.	189,232	430,077
Hotai Motor Co. Ltd.	5,100	96,934
Hua Nan Financial Holdings Co. Ltd.	210,037	162,519
Innolux Corp.	218,570	94,330
Lite-On Technology Corp.	44,000	147,188
MediaTek Inc.	36,000	1,378,587
Mega Financial Holding Co. Ltd.	279,573	337,732
Micro-Star International Co. Ltd.	21,000	124,143
Nan Ya Plastics Corp.	126,000	207,474
PharmaEssentia Corp.(a)	5,000	64,472

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Shanghai Commercial & Savings Bank Ltd. (The)	87,225	$124,185
Shin Kong Financial Holding Co. Ltd.(a)	336,000	98,151
SinoPac Financial Holdings Co. Ltd.	256,383	182,855
Taishin Financial Holding Co. Ltd.	273,372	155,425
Taiwan Business Bank	149,688	78,259
Taiwan Cooperative Financial Holding Co. Ltd.	260,973	206,105
Taiwan High Speed Rail Corp.	63,000	58,404
Taiwan Mobile Co. Ltd.	42,000	137,061
Taiwan Semiconductor Manufacturing Co. Ltd.	150,000	3,841,190
United Microelectronics Corp.	273,000	464,762
Voltronic Power Technology Corp.	1,000	52,408
Wistron Corp.	63,000	219,458
WPG Holdings Ltd.	42,000	112,043
Yageo Corp.	6,775	139,079
Yuanta Financial Holding Co. Ltd.	255,249	250,136
		13,499,050
Thailand — 2.3%
Advanced Info Service PCL, NVDR	28,000	154,656
Airports of Thailand PCL, NVDR	102,900	182,151
Asset World Corp. PCL, NVDR(c)	190,300	19,700
Bangkok Dusit Medical Services PCL, NVDR	258,300	189,732
BTS Group Holdings PCL, NVDR	16,400	2,147
Bumrungrad Hospital PCL, NVDR	14,700	96,777
Central Pattana PCL, NVDR(c)	52,500	81,904
Central Retail Corp. PCL, NVDR	42,000	34,966
Charoen Pokphand Foods PCL, NVDR(a)	89,500	55,474
CP ALL PCL, NVDR	140,700	220,253
CP Axtra PCL, NVDR	46,900	36,709
Delta Electronics Thailand PCL, NVDR(c)	75,600	152,667
Home Product Center PCL, NVDR(c)	172,300	43,647
Indorama Ventures PCL, NVDR	39,900	25,116
Intouch Holdings PCL, NVDR	23,100	42,358
Kasikornbank PCL, NVDR	15,000	53,495
Krung Thai Bank PCL, NVDR	77,700	36,371
Krungthai Card PCL, NVDR(c)	23,500	29,333
Minor International PCL, NVDR	79,800	66,834
SCB X PCL, NVDR	21,000	60,638
SCG Packaging PCL, NVDR	29,800	27,062
Siam Cement PCL (The), NVDR	18,900	121,446
		1,733,436
Turkey — 0.8%
Akbank TAS	74,403	152,517
Pegasus Hava Tasimaciligi AS(a)	4,413	27,719
Turk Hava Yollari AO(a)	13,314	125,090
Turkcell Iletisim Hizmetleri AS	29,316	90,614
Turkiye Is Bankasi AS, Class C	209,284	104,631
Yapi ve Kredi Bankasi A/S	80,787	81,030
		581,601
United Arab Emirates — 1.8%
Abu Dhabi Commercial Bank PJSC	64,577	137,239
Abu Dhabi Islamic Bank PJSC	34,377	105,011
Aldar Properties PJSC	91,728	137,353
Dubai Islamic Bank PJSC	67,809	101,906
Security	Shares	Value

United Arab Emirates (continued)
Emirates NBD Bank PJSC	45,045	$190,700
Emirates Telecommunications Group Co. PJSC	75,075	329,074
First Abu Dhabi Bank PJSC	105,546	333,329
		1,334,612

Total Common Stocks — 97.6%
(Cost: $70,978,736)		73,386,291

Preferred Stocks

Brazil — 1.8%
Banco Bradesco SA, Preference Shares, NVS	129,213	311,781
Gerdau SA, Preference Shares, NVS	32,890	113,436
Itau Unibanco Holding SA, Preference Shares, NVS	114,282	675,345
Itausa SA, Preference Shares, NVS	127,602	236,449
		1,337,011
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B,
Preference Shares	3,423	160,342

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	11,256	99,294

Total Preferred Stocks — 2.1%
(Cost: $1,585,822)		1,596,647

Total Long-Term Investments — 99.7%
(Cost: $72,564,558)		74,982,938

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
5.49%(f)(g)(h)	466,914	467,054

Total Short-Term Securities — 0.6%
(Cost: $467,117)		467,054

Total Investments — 100.3%
(Cost: $73,031,675)		75,449,992

Liabilities in Excess of Other Assets — (0.3)%		(216,508)

Net Assets — 100.0%		$75,233,484

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$393,840	$73,293	(a)	$—	$(48)	$(31)	$467,054	466,914	$4,441	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	5,021		—
					$(48)	$(31)	$467,054		$9,462		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	2	06/21/24	$106	$1,257

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$10,801,634	$62,584,653	$4	$73,386,291
Preferred Stocks	1,596,647	—	—	1,596,647

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$467,054	$—	$—	$467,054
	$12,865,335	$62,584,653	$4	$75,449,992
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,257	$—	$—	$1,257

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company